Property, Plant and Equipment (Details) - CAD ($)		12 Months Ended
		Aug. 31, 2019	Aug. 31, 2018
As at September 30		$ 1,999,979	$ 2,510,697
Depreciation expense
As at August 31		1,710,575	1,999,979
Drilling equipment [member]
As at September 30			157,525
As at August 31
Automotive [member]
As at September 30		231	6,889
As at August 31		226	231
Computer equipment [member]
As at September 30		17,059	19,265
As at August 31		13,172	17,059
Machinery [member]
As at September 30		157,490	274,057
As at August 31		123,412	157,490
Leasehold improvements [member]
As at September 30		21,073	25,813
As at August 31		38,476	21,073
Heap leach pads [member]
As at September 30		422,157	710,291
As at August 31		116,588	422,157
Construction in progress [member]
As at September 30	[1]	1,381,969	1,316,857
As at August 31	[1]	1,418,701	1,381,969
Gross carrying amount [member]
As at September 30		4,354,126	5,041,105
Additions		26,097	7,076
Disposals		(7,142)	(902,259)
Foreign exchange		102,791	208,204
As at August 31		4,475,872	4,354,126
Gross carrying amount [member] | Drilling equipment [member]
As at September 30			444,825
Additions
Disposals			(462,455)
Foreign exchange			17,630
As at August 31
Gross carrying amount [member] | Automotive [member]
As at September 30		14,783	135,458
Additions
Disposals			(125,595)
Foreign exchange		319	4,920
As at August 31		15,102	14,783
Gross carrying amount [member] | Computer equipment [member]
As at September 30		65,970	63,095
Additions		4,950	3,731
Disposals		(7,142)	(3,484)
Foreign exchange		1,676	2,628
As at August 31		65,454	65,970
Gross carrying amount [member] | Machinery [member]
As at September 30		1,300,721	1,552,941
Additions
Disposals			(310,725)
Foreign exchange		28,457	58,505
As at August 31		1,329,178	1,300,721
Gross carrying amount [member] | Leasehold improvements [member]
As at September 30		99,832	96,113
Additions		21,147
Disposals
Foreign exchange		3,079	3,719
As at August 31		124,058	99,832
Gross carrying amount [member] | Heap leach pads [member]
As at September 30		1,490,851	1,431,816
Additions
Disposals
Foreign exchange		32,528	59,035
As at August 31		1,523,379	1,490,851
Gross carrying amount [member] | Construction in progress [member]
As at September 30	[1]	1,381,969	1,316,857
Additions	[1]		3,345
Disposals	[1]
Foreign exchange	[1]	36,732	61,767
As at August 31	[1]	1,418,701	1,381,969
Accumulated depreciation and amortisation [member]
As at September 30		2,354,147	2,530,408
Depreciation expense		353,115	386,845
Disposals		(5,214)	(675,377)
Foreign exchange		63,249	112,271
As at August 31		2,765,297	2,354,147
Accumulated depreciation and amortisation [member] | Drilling equipment [member]
As at September 30			287,300
Depreciation expense			10,502
Disposals			(308,660)
Foreign exchange			10,858
As at August 31
Accumulated depreciation and amortisation [member] | Automotive [member]
As at September 30		14,552	128,569
Depreciation expense		12	54
Disposals			(118,667)
Foreign exchange		312	4,596
As at August 31		14,876	14,552
Accumulated depreciation and amortisation [member] | Computer equipment [member]
As at September 30		48,911	43,830
Depreciation expense		7,191	5,757
Disposals		(5,214)	(2,710)
Foreign exchange		1,394	2,034
As at August 31		52,282	48,911
Accumulated depreciation and amortisation [member] | Machinery [member]
As at September 30		1,143,231	1,278,884
Depreciation expense		36,718	60,573
Disposals			(245,340)
Foreign exchange		25,817	49,114
As at August 31		1,205,766	1,143,231
Accumulated depreciation and amortisation [member] | Leasehold improvements [member]
As at September 30		78,759	70,300
Depreciation expense		4,956	5,629
Disposals
Foreign exchange		1,867	2,830
As at August 31		85,582	78,759
Accumulated depreciation and amortisation [member] | Heap leach pads [member]
As at September 30		1,068,694	721,525
Depreciation expense		304,238	304,330
Disposals
Foreign exchange		33,859	42,839
As at August 31		1,406,791	1,068,694
Accumulated depreciation and amortisation [member] | Construction in progress [member]
As at September 30	[1]
Depreciation expense	[1]
Disposals	[1]
Foreign exchange	[1]
As at August 31	[1]

[1]	Construction in progress represents construction of the Company's processing plant.